Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2014 Discounted & Inflated [Member] USD ($)	Mar. 31, 2014 Discounted & Inflated [Member] AUD	Mar. 31, 2014 Undiscounted but Inflated [Member] USD ($)	Mar. 31, 2014 Undiscounted but Inflated [Member] AUD
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,426.1	1,546.6	$ 1,724.5	1,870.2	$ 2,586.5	2,805.1